Long Term Debt (Narrative3) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Apr. 27, 2011
Credit Facilities (Abstract)
Aggregate available unused amount	$ 717,409	$ 930,477
Commitment fee on unauthorised portion of credit facilities	0.60%	0.60%
Maximum borrowing capacity under each facility		$ 562,500	$ 495,000